Financial Instruments - Summary of Net Effects of Expired Contracts Met Hedging Criteria (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of net effects of expired contracts that met hedging criteria [Line Items]
Interest expense	$ 8,809	$ 449	$ 7,471	$ 6,337
Cost of goods sold	112,094	$ 5,708	98,056	80,330
Derivatives designated as hedges [member] | Currency swap contract [member]
Disclosure of net effects of expired contracts that met hedging criteria [Line Items]
Interest expense	2,102			2,595
Foreign exchange				(10,911)
Derivatives designated as hedges [member] | Options to purchase foreign currency [member]
Disclosure of net effects of expired contracts that met hedging criteria [Line Items]
Cost of goods sold				(21)
Derivatives designated as hedges [member] | Forward agreements to purchase foreign currency [member]
Disclosure of net effects of expired contracts that met hedging criteria [Line Items]
Cost of goods sold	89		(45)	(523)
Derivatives designated as hedges [member] | Commodity price contracts [member]
Disclosure of net effects of expired contracts that met hedging criteria [Line Items]
Cost of goods sold	$ (6)		$ (241)	$ 619